UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Empiric Fund

Class A (EMCAX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Empiric Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.empiricfunds.com/index.html. You can also request this information by contacting us at (888) 839-7424.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	2.19%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the quarter ending March 31, the Empiric Fund declined 5.06%, outperforming both its benchmark and Morningstar category, which fell 7.85% and 6.08%, respectively. For the six-month period, the Fund was down 5.19%, compared to a 7.11% loss for the benchmark and a 5.77% loss for the category. This relative outperformance reflects our long-standing focus on owning high-quality companies.

Top contributors to performance included BJ’s Wholesale Club Holdings, Halozyme Therapeutics, Coca-Cola Consolidated, O’Reilly Automotive, and AutoZone. Detractors during included Quanta Services, Teradyne, Robert Half, Bruker Corporation, and United Rentals.

To us, quality means investing in companies that consistently generate high returns on invested capital (ROIC). These companies can fund dividends, buy back shares, and reinvest in their businesses—all of which support long-term compounding of value.

We also look for companies with moats—a term made popular by Warren Buffett—referring to durable competitive advantages that protect businesses from competitors. Companies in the Fund with strong moats, include:

• Brands – Coca-Cola Consolidated and Domino’s Pizza benefit from customer loyalty and wide brand recognition.

• Network effects – Mastercard and Paycom become more valuable as more users join their platforms.

• Cost advantages through scale – United Rentals, the largest equipment rental company in North America, and AutoZone, with its vast distribution network, are both able to maintain pricing power and operational efficiency.

• High switching costs – CommVault Systems has deep integration with enterprise IT systems, and Quanta Services delivers specialized engineering solutions that are difficult to replicate.

• Intellectual property – Fortinet, Monolithic Power Systems, and Halozyme Therapeutics hold patents, trade secrets, and proprietary technologies that serve as meaningful barriers to entry.

Alignment with Investors

⤑The Fund’s manager and his family have a substantial personal investment in the Fund. We thank you for your continued trust and for investing alongside us.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Empiric Fund - with load	MSCI U.S. Small Cap Index	S&P 500® Index
Mar-2015	$9,424	$10,000	$10,000
Mar-2016	$7,827	$9,222	$10,178
Mar-2017	$9,058	$11,301	$11,926
Mar-2018	$11,119	$12,662	$13,595
Mar-2019	$11,556	$13,220	$14,886
Mar-2020	$8,800	$9,929	$13,847
Mar-2021	$17,354	$19,296	$21,650
Mar-2022	$16,222	$19,161	$25,038
Mar-2023	$15,366	$17,442	$23,103
Mar-2024	$18,178	$20,911	$30,006
Mar-2025	$18,295	$20,366	$32,482

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Empiric Fund
Without Load	-5.19%	0.65%	15.76%	6.86%
With Load	-10.64%	-5.14%	14.40%	6.23%
MSCI U.S. Small Cap Index	-7.11%	-2.60%	15.45%	7.37%
S&P 500® Index	-1.97%	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$23,307,711
Number of Portfolio Holdings	44
Advisory Fee	$125,102
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.7%
Money Market Funds	16.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
26.6%
Industrials
22.2%
Money Market Funds
18.4%
Consumer Staples
14.5%
Health Care
11.2%
Consumer Discretionary
7.9%
Financials
5.7%
Energy
2.9%
Communications
2.3%
Materials
1.5%
Liabilities in Excess of Other Assets
-13.2%

Value	Value
Liabilities in Excess of Other Assets	-13.2%
Materials	1.5%
Communications	2.3%
Energy	2.9%
Financials	5.7%
Consumer Discretionary	7.9%
Health Care	11.2%
Consumer Staples	14.5%
Money Market Funds	18.4%
Industrials	22.2%
Technology	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coca-Cola Consolidated, Inc.	7.6%
Fair Isaac Corporation	5.9%
CommVault Systems, Inc.	4.7%
LPL Financial Holdings, Inc.	4.5%
United Rentals, Inc.	4.0%
Agilysys, Inc.	3.9%
Quanta Services, Inc.	3.7%
Casey's General Stores, Inc.	3.6%
BJ's Wholesale Club Holdings, Inc.	3.3%
Lincoln Electric Holdings, Inc.	2.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Empiric Fund - Class A (EMCAX )

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.empiricfunds.com/index.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-EMCAX

Empiric Fund

Class C (EMCCX )

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Empiric Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.empiricfunds.com/index.html. You can also request this information by contacting us at (888) 839-7424.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	2.94%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

For the quarter ending March 31, the Empiric Fund declined 5.22%, outperforming both its benchmark and Morningstar category, which fell 7.85% and 6.08%, respectively. For the six-month period, the Fund was down 5.54%, compared to a 7.11% loss for the benchmark and a 5.77% loss for the category. This relative outperformance reflects our long-standing focus on owning high-quality companies.

Top contributors to performance included BJ’s Wholesale Club Holdings, Halozyme Therapeutics, Coca-Cola Consolidated, O’Reilly Automotive, and AutoZone. Detractors during included Quanta Services, Teradyne, Robert Half, Bruker Corporation, and United Rentals.

To us, quality means investing in companies that consistently generate high returns on invested capital (ROIC). These companies can fund dividends, buy back shares, and reinvest in their businesses—all of which support long-term compounding of value.

We also look for companies with moats—a term made popular by Warren Buffett—referring to durable competitive advantages that protect businesses from competitors. Companies in the Fund with strong moats, include:

• Brands – Coca-Cola Consolidated and Domino’s Pizza benefit from customer loyalty and wide brand recognition.

• Network effects – Mastercard and Paycom become more valuable as more users join their platforms.

• Cost advantages through scale – United Rentals, the largest equipment rental company in North America, and AutoZone, with its vast distribution network, are both able to maintain pricing power and operational efficiency.

• High switching costs – CommVault Systems has deep integration with enterprise IT systems, and Quanta Services delivers specialized engineering solutions that are difficult to replicate.

• Intellectual property – Fortinet, Monolithic Power Systems, and Halozyme Therapeutics hold patents, trade secrets, and proprietary technologies that serve as meaningful barriers to entry.

Alignment with Investors

⤑The Fund’s manager and his family have a substantial personal investment in the Fund. We thank you for your continued trust and for investing alongside us.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Empiric Fund	MSCI U.S. Small Cap Index	S&P 500® Index
Mar-2015	$10,000	$10,000	$10,000
Mar-2016	$8,243	$9,222	$10,178
Mar-2017	$9,462	$11,301	$11,926
Mar-2018	$11,533	$12,662	$13,595
Mar-2019	$11,894	$13,220	$14,886
Mar-2020	$8,989	$9,929	$13,847
Mar-2021	$17,595	$19,296	$21,650
Mar-2022	$16,327	$19,161	$25,038
Mar-2023	$15,349	$17,442	$23,103
Mar-2024	$18,019	$20,911	$30,006
Mar-2025	$18,002	$20,366	$32,482

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Empiric Fund	-5.54%	-0.09%	14.90%	6.06%
MSCI U.S. Small Cap Index	-7.11%	-2.60%	15.45%	7.37%
S&P 500® Index	-1.97%	8.25%	18.59%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$23,307,711
Number of Portfolio Holdings	44
Advisory Fee	$125,102
Portfolio Turnover	3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.7%
Money Market Funds	16.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-13.2%
Materials	1.5%
Communications	2.3%
Energy	2.9%
Financials	5.7%
Consumer Discretionary	7.9%
Health Care	11.2%
Consumer Staples	14.5%
Money Market Funds	18.4%
Industrials	22.2%
Technology	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coca-Cola Consolidated, Inc.	7.6%
Fair Isaac Corporation	5.9%
CommVault Systems, Inc.	4.7%
LPL Financial Holdings, Inc.	4.5%
United Rentals, Inc.	4.0%
Agilysys, Inc.	3.9%
Quanta Services, Inc.	3.7%
Casey's General Stores, Inc.	3.6%
BJ's Wholesale Club Holdings, Inc.	3.3%
Lincoln Electric Holdings, Inc.	2.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Empiric Fund - Class C (EMCCX )

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.empiricfunds.com/index.html ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-EMCCX

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable .

Item 6. Investments.

(a) The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Empiric Fund

Semi-Annual Financial Statements and Additional
Information

March 31, 2025

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8%
	ADVERTISING & MARKETING - 2.3%
19,563	Interpublic Group of Companies, Inc. (The)	$531,331

	ASSET MANAGEMENT - 4.5%
3,192	LPL Financial Holdings, Inc.	1,044,231

	BANKING - 0.8%
19,000	NU Holdings Ltd./Cayman Islands, Class A(a)	194,560

	BEVERAGES - 7.6%
1,307	Coca-Cola Consolidated, Inc.	1,764,450

	BIOTECH & PHARMA - 2.2%
8,166	Halozyme Therapeutics, Inc.(a)	521,072

	CHEMICALS - 1.5%
1,988	Avery Dennison Corporation	353,804

	COMMERCIAL SUPPORT SERVICES - 5.2%
4,205	Brink’s Company (The)	362,303
9,910	Robert Half, Inc.(b)	540,590
3,836	TriNet Group, Inc.	303,965
		1,206,858
	ELECTRICAL EQUIPMENT - 2.2%
2,529	A O Smith Corporation	165,295
1,677	Generac Holdings, Inc.(a)	212,392
437	Hubbell, Inc.	144,608
		522,295
	ENGINEERING & CONSTRUCTION - 3.7%
3,412	Quanta Services, Inc.(b)	867,262

	HEALTH CARE FACILITIES & SERVICES - 5.5%
435	Chemed Corporation	267,664
1,511	Medpace Holdings, Inc.(a)	460,387

See accompanying notes to financial statements.

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 5.5% (Continued)
1,705	Molina Healthcare, Inc.(a)	$561,610
		1,289,661
	INDUSTRIAL SUPPORT SERVICES – 4.0%
1,472	United Rentals, Inc.	922,502

	INSURANCE - 0.3%
377	Assurant, Inc.	79,076

	LEISURE FACILITIES & SERVICES - 1.7%
860	Domino’s Pizza, Inc.	395,127

	MACHINERY - 5.6%
5,500	Donaldson Company, Inc.	368,830
3,496	Lincoln Electric Holdings, Inc.(b)	661,304
3,872	Toro Company (The)(b)	281,688
		1,311,822
	MEDICAL EQUIPMENT & DEVICES - 3.5%
8,068	Bruker Corporation	336,758
6,429	Globus Medical, Inc., A(a)	470,603
		807,361
	OIL & GAS PRODUCERS - 2.9%
3,108	Exxon Mobil Corporation	369,635
640	Murphy USA, Inc.	300,678
		670,313
	RETAIL - CONSUMER STAPLES - 6.9%
6,800	BJ’s Wholesale Club Holdings, Inc.(a),(b)	775,880
1,935	Casey’s General Stores, Inc.(b)	839,867
		1,615,747
	RETAIL - DISCRETIONARY - 6.3%
140	AutoZone, Inc.(a)	533,789
400	O’Reilly Automotive, Inc.(a)	573,032
2,222	Williams-Sonoma, Inc.	351,298
		1,458,119

See accompanying notes to financial statements.

EMPIRIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 94.8% (Continued)
	SEMICONDUCTORS - 2.7%
500	Monolithic Power Systems, Inc.(b)	$289,990
4,064	Teradyne, Inc.	335,686
		625,676
	SOFTWARE – 14.0%
12,477	Agilysys, Inc.(a)	905,082
6,153	Calix, Inc.(a)	218,062
6,938	CommVault Systems, Inc.(a)	1,094,539
5,650	Fortinet, Inc.(a)	543,869
2,250	Paycom Software, Inc.	491,580
		3,253,132
	TECHNOLOGY SERVICES - 9.9%
1,630	Automatic Data Processing, Inc.	498,014
742	Fair Isaac Corporation(a)	1,368,367
800	Mastercard, Inc., Class A	438,496
		2,304,877
	TRANSPORTATION & LOGISTICS - 1.5%
2,160	Landstar System, Inc.	324,432
225	XPO, Inc.(a),(b)	24,206
		348,638

	TOTAL COMMON STOCKS (Cost $10,155,463)	22,087,914

	SHORT-TERM INVESTMENTS — 18.4%
	COLLATERAL FOR SECURITIES LOANED – 18.4%
4,304,911	Mount Vernon Liquid Assets Portfolio, LLC, 4.42% (Cost $4,304,911)(c),(d)	4,304,911

	TOTAL INVESTMENTS – 113.2% (Cost $14,460,374)	$26,392,825
	LIABILITIES IN EXCESS OF OTHER ASSETS – (13.2)%	(3,085,114)
	NET ASSETS - 100.0%	$23,307,711

LLC	- Limited Liability Company

Ltd.	- Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2025 was $4,237,316.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at March 31, 2025. Total collateral had a value of $4,304,911 at March 31, 2025.

See accompanying notes to financial statements.

Empiric Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

ASSETS
Investment securities: (a)
At cost	$14,460,374
At fair value	$26,392,825
Cash and cash equivalents	1,327,587
Dividends and interest receivable	11,956
TOTAL ASSETS	27,732,368

LIABILITIES
Payable for collateral from securities loaned	4,304,911
Payable for Fund shares repurchased	68,516
Investment advisory fees payable	22,645
Distribution (12b-1) fees payable	262
Payable to related parties	20,109
Accrued expenses and other liabilities	8,214
TOTAL LIABILITIES	4,424,657
NET ASSETS	$23,307,711

Composition of Net Assets:
Paid in capital	$11,060,772
Accumulated earnings	12,246,939
NET ASSETS	$23,307,711

Net Asset Value Per Share:
Class A Shares:
Net Assets	$22,093,513
Shares of beneficial interest outstanding (b)	354,484
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (c)	$62.33
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$66.13

Class C Shares:
Net Assets	$1,214,198
Shares of beneficial interest outstanding (b)	22,911
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$53.00

(a)	Includes $4,237,316 of securities out on loan.

(b)	Unlimited number of shares of beneficial interest authorized, no par value.

(c)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

Empiric Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2025

INVESTMENT INCOME
Dividends	$98,728
Interest	25,245
Securities lending income - net	2,469
TOTAL INVESTMENT INCOME	126,442

EXPENSES
Investment advisory fees	125,102
Distribution (12b-1) fees:
Class A	29,656
Class C	6,477
Financial administration/fund accounting fees	41,295
Legal administration/management services fees	12,510
Compliance officer fees	10,787
Legal fees	15,637
Trustees fees and expenses	7,728
Shareholder service fees	3,502
Audit Fees	6,998
Registration fees	9,100
Printing and postage expenses	5,515
Custodian fees	1,762
Insurance expense	410
Other expenses	1,818
TOTAL EXPENSES	278,297

NET INVESTMENT LOSS	(151,855)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	3,258
Net realized gain from redemptions in kind	604,924
Net change in unrealized depreciation on investments	(1,737,498)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(1,129,316)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,281,171)

See accompanying notes to financial statements.

Empiric Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2025	September 30, 2024
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(151,855)	$(202,929)
Net realized gain from investments	3,258	55,143
Net realized gain from redemptions in-kind	604,924	1,380,070
Net change in unrealized appreciation (depreciation) on investments	(1,737,498)	4,271,647
Net increase (decrease) in net assets resulting from operations	(1,281,171)	5,503,931

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,220,105	2,597,080
Payments for shares redeemed:
Class A	(1,998,580)	(6,309,320)
Class C	(33,140)	(96,192)
Net decrease in net assets from shares of beneficial interest	(811,615)	(3,808,432)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,092,786)	1,695,499

NET ASSETS
Beginning of Period/Year	25,400,497	23,704,998
End of Period/Year	$23,307,711	$25,400,497

SHARE ACTIVITY
Class A:
Shares Sold	18,337	43,517
Shares Redeemed	(30,192)	(106,146)
Net decrease in shares of beneficial interest outstanding	(11,855)	(62,629)

Class C:
Shares Redeemed	(566)	(1,851)
Net decrease in shares of beneficial interest outstanding	(566)	(1,851)

See accompanying notes to financial statements.

Empiric Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Period/Years Presented

	Class A
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of period/year	$65.74		$52.59	$45.56	$60.07	$45.46	$40.47
Activity from investment operations:
Net investment loss (1)	(0.39)		(0.46)	(0.55)	(0.71)	(0.68)	(0.56)
Net realized and unrealized gain (loss) on investments	(3.02)		13.61	7.58	(13.49)	19.24	5.55
Total from investment operations	(3.41)		13.15	7.03	(14.20)	18.56	4.99
Less distributions from:
Net realized gains	—		—	—	(0.31)	(3.95)	—
Total distributions	—		—	—	(0.31)	(3.95)	—
Net asset value, end of period/year	$62.33		$65.74	$52.59	$45.56	$60.07	$45.46
Total return (2)	(5.19	)% (6)	25.00%	15.43%	(23.72)%	42.05%	12.33%
Net assets, at end of period/year (000s)	$22,094		$24,083	$22,560	$20,992	$28,726	$22,865
Ratio of net expenses to average net assets (3)	2.19	% (7)	2.18%	2.17%	2.12%	1.96%	2.13%
Ratio of net investment loss to average net assets (3)(4)	(1.18	)% (7)	(0.78)%	(1.05)%	(1.32)%	(1.17)%	(1.35)%
Portfolio Turnover Rate (5)	3	%(6)	5%	8%	5%	21%	119%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	In-kind transactions are not included in calculation of turnover.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Empiric Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Period/Years Presented

	Class C
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	March 31,		September 30,	September 30,	September 30,	September 30,	September 30,
	2025		2024	2023	2022	2021	2020
	(Unaudited)
Net asset value, beginning of period/year	$56.11		$45.22	$39.47	$52.48	$40.40	$36.24
Activity from investment operations:
Net investment loss (1)	(0.54)		(0.78)	(0.81)	(0.98)	(0.98)	(0.78)
Net realized and unrealized gain (loss) on investments	(2.57)		11.67	6.56	(11.72)	17.01	4.94
Total from investment operations	(3.11)		10.89	5.75	(12.70)	16.03	4.16
Less distributions from:
Net realized gains	—		—	—	(0.31)	(3.95)	—
Total distributions	—		—	—	(0.31)	(3.95)	—
Net asset value, end of period/year	$53.00		$56.11	$45.22	$39.47	$52.48	$40.40
Total return (2)	(5.54)	% (6)	24.08%	14.57%	(24.30)%	40.99%	11.48%
Net assets, at end of period/year (000s)	$1,214		$1,317	$1,145	$1,117	$1,548	$1,166
Ratio of net expenses to average net assets (3)	2.94	% (7)	2.93%	2.92%	2.87%	2.71%	2.88%
Ratio of net investment loss to average net assets (3)(4)	(1.93	)% (7)	(1.54)%	(1.79)%	(2.07)%	(1.92)%	(2.10)%
Portfolio Turnover Rate (5)	3	% (6)	5%	8%	5%	21%	119%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	In-kind transactions are not included in calculation of turnover.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Empiric Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2025

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). These financial statements include the following series: Empiric Fund (the “Fund”). The Trust currently consists of thirty-four series. The Fund is a separate diversified series of the Trust. Empiric Advisors, Inc. (the “Adviser”) acts as the investment advisor to the Fund.

The Fund offers two classes of shares: Class A and Class C shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Fund’s Class A shares commenced operations on November 6, 1995. The Fund’s Class C shares commenced operations on October 7, 2005. Prior to October 7, 2005, the shares of the Fund had no specific class designation. As of that date, all of the then outstanding shares were redesignated as Class A shares. The Fund’s investment objective is to achieve capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund which are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies, including FASB Accounting Standards Update (“ASU”) 2013-08.

The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) . Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

a)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant

Empiric Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the Procedures.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stocks	$22,087,914	$—	$—	$22,087,914
Collateral for Securities Loaned (b)	4,304,911	—	—	4,304,911
Total	$26,392,825	$—	$—	$26,392,825

(a)	As of and during the six months ended March 31, 2025 the Fund held no securities that were considered to be “Level 3” securities. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	The Trust’s officers have elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

b)       Federal Income Tax - As of and during the six months ended March 31, 2025, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of March 31, 2025 the Fund did not incur any interest or penalties. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years September 30, 2022 - September 30, 2024, or expected to be taken in the Fund’s September 30, 2025, tax returns. The tax filings are open for examination by applicable taxing authorities, U.S. federal, Ohio and foreign jurisdictions. No examination of the Fund’s tax returns is presently in progress.

c)       Distribution to Shareholders – Distributions of net investment income and capital gains to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date and are distributed on an annual basis.

Empiric Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

d)       Multiple Class Allocations - Income, non-class specific expenses and realized or unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

e)       Other - Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on debt securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)       Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g)       Indemnification - The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

h)       Sales charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six months ended March 31, 2025 there were no CDSC fees paid.

i)       Security Loans – The Fund has entered into a securities lending agreement with U.S. Bank National Association. The Fund receives compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The cash collateral is invested in short-term investments. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Fund is indemnified for such losses by the security lending agent. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and to maintain a stable NAV of $1.00 per unit. The Fund held $4,304,911 in the Mount Vernon Liquid Assets Portfolio, LLC as of March 31, 2025. The remaining contractual maturity of all securities lending transactions is overnight and continuous. The income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them, if any was received, would be reflected in the Fund’s Statement of Operations.

Empiric Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

The following table is a summary of the Fund’s securities loaned and related collateral which are subject to a netting agreement as of March 31, 2025:

Gross Amounts Not Offset in the
Statement of Assets & Liabilities
Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial	Non-Cash
	of Recognized	Assets &	Assets &	Instruments	Collateral		Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received *		Assets
Empiric Fund
Description:
Securities Loaned	$4,237,316	$—	$4,237,316	$—	$4,237,316	*	$—
Total	$4,237,316	$—	$4,237,316	$—	$4,237,316		$—

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged.

The fair value of the securities loaned for the Fund totaled $4,237,316 at March 31, 2025. The securities loaned are noted in the Schedule of Investments, and are all classified as common stocks. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes cash collateral received and reinvested that totaled $4,304,911 for the Fund at March 31, 2025. This amount is offset by a liability recorded as “Collateral on securities loaned.” The contractual maturity of securities lending transactions is on an overnight and continuous basis. The Fund cannot pledge or resell the collateral.

(2)	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales (a)
$611,004	$1,597,397	*

(a)	The Fund may participate in a liquidity program operated by ReFlow Fund, LLC (“ReFlow”). The program is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the Fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the Fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the Fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to the Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of the other sources of liquidity, such as the Fund’s short-term lending arrangement or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting shares of the Fund. The Fund will waive any redemption fee with respect to redemptions by ReFlow. When covering net sales for the Fund, ReFlow normally utilizes Redemptions In-Kind. For the six months ended March 31, 2025, the Fund utilized ReFlow. ReFlow subscribed 2,351 shares of the Fund during the period. The resulting fee is recorded in other expenses on the Statement of Operations.

*	Proceeds from sales include $762,124 from redemptions in-kind sales.

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Trust, with respect to the Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser, pursuant to which the Adviser receives a fee, computed daily, at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser pays expenses incurred by it in connection with acting as an investment adviser to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Advisory Agreement.) . The Adviser pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the six months ended March 31, 2025, investment advisory fees of $125,102 were incurred by the Fund.

Empiric Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Fund with various management and legal administrative services (the “Management Services Agreement”) . For these services, the Fund pays MFund an annual asset-based fee in accordance with the following schedule applied at the fund family level (i.e., all the funds in the Trust advised by the Adviser): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Fund reimburses MFund for any reasonable out of pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/management services fees.”

Pursuant to the Compliance Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Fund pays MFund $ 1,200 per month for the first fund in the fund family and $400 for each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Fund reimburses MFund for any reasonable out- of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

A trustee is the controlling member of MFund and of AlphaCentric Advisors LLC and Catalyst Capital Advisors LLC (investment advisers to other series of the Trust) and is not paid any fees directly by the Trust for serving in such capacities. Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairmen of the Board’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Fund. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Northern Lights Distributors, LLC, (“Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an Underwriting Agreement with the Trust. For the six months ended March 31, 2025, NLD received $2,915 in underwriter commissions from the sale of Class A shares of the Fund, of which they kept $549.

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the distributor, provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant”), an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Certain Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Fund for serving in such capacity.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1(the “Plan”), under the 1940 Act for Class A shares and Class C shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Distributor and the Adviser for distribution related expenses.

Empiric Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

(4)	TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,460,796 for the Fund and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$12,094,530
Unrealized depreciation:	(162,501)
Net unrealized appreciation:	$11,932,451

There were no Fund distributions for the year ended September 30, 2024 and September 30, 2023:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$—	$—
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$—	$—

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$—	$31,682	$(173,099)	$—	$—	$13,669,527	$13,528,110

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $173,099.

At September 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$23,468

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions and net operating losses, resulted in reclassification for the year ended September 30, 2024, as follows:

Paid
In	Distributable
Capital	Earnings
$1,160,146	$(1,160,146)

Empiric Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2025

(5)	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Empiric Fund

ADDITIONAL INFORMATION (Unaudited)

March 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-839-7424; and on the Commission’s website at http://www.sec.gov.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By /s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 6/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date: 6/5/2025

By /s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 6/5/2025